INVENTORIES (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INVENTORIES
Finished goods	$ 83.6	$ 93.5
Audiovisual content	138.0	119.3
Raw materials and supplies	29.1	27.6
Total current inventories	250.7	240.4
Cost of inventories included in purchase of goods and services	744.4	721.8	$ 721.5
Write-downs of inventories	$ 6.9	$ 6.3	$ 4.7